Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Xos, Inc. [Member]
Income Taxes [Line Items]
Income Taxes

Note 12. Income Taxes

As a C-Corporation, the Company is subject to federal and state income taxes in the state of California. The Company’s income tax expense, deferred tax assets and liabilities, and liabilities for unrecognized tax benefits reflect management’s best estimate of current and future taxes to be paid. Significant judgments and estimates are required in the determination of the consolidated income tax expense.

Deferred income taxes arise from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, which will result in taxable or deductible amounts in the future. In evaluating its ability to recover its deferred tax assets in the jurisdiction from which they arise, The Company considers all available positive and negative evidence in evaluating its ability to recover its deferred tax assets in the jurisdiction in which they arise. These include scheduled reversals of deferred tax liabilities, projected future taxable income, tax-planning strategies, and results of recent operations. In projecting future taxable income, the Company begins with historical results adjusted for the results of discontinued operations and incorporates assumptions about the amount of future state and federal pretax operating income adjusted for items that do not have tax consequences. The assumptions about future taxable income require the use of significant judgment and are consistent with the plans and estimates the Company is using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company will consider the last two years and interim period of operating income (loss).

As of June 30, 2021, the Company has federal and state income tax net operating loss (NOL) carryforwards of $47.1 million, some of which will expire over the next twenty years beginning in the year 2038.

The Company believes that it is more likely than not that the benefit from NOL carryforwards will not be realized. In recognition of this risk, the Company has provided a full valuation allowance of $13.8 million on the remaining deferred tax assets, primarily related to these NOL carryforwards. If assumptions change and the Company determines that it will be able to realize these NOLs, the tax benefits related to any reversal of valuation allowance will be adjusted in the same period.

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations in multiple jurisdictions across its global operations. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

The Company (1) records unrecognized tax benefits as liabilities in accordance with ASC 740 and (2) adjust these liabilities when its judgment changes as a result of the evaluation of new information not previously available. As of June 30, 2021 and December 31, 2020, the Company had not recorded any liabilities related to income tax uncertainties.

Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from its current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available.

Note 16. Income Taxes

On December 31, 2020, the Company converted from an S-Corporation to a C-Corporation. This change was made as part of the 2020 Series A Financing (see Note 8) where a foreign entity became a shareholder of the Company. The Company is subject to federal and state income taxes in the state of California. The Company’s income tax expense, deferred tax assets and liabilities, and liabilities for unrecognized tax benefits reflect management’s best estimate of current and future taxes to be paid. Significant judgments and estimates are required in the determination of the consolidated income tax expense.

Deferred income taxes arise from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, which will result in taxable or deductible amounts in the future. In evaluating its ability to recover its deferred tax assets in the jurisdiction from which they arise, The Company considers all available positive and negative evidence in evaluating its ability to recover its deferred tax assets in the jurisdiction in which they arise. These include scheduled reversals of deferred tax liabilities, projected future taxable income, tax-planning strategies, and results of recent operations. In projecting future taxable income, the Company begins with historical results adjusted for the results of discontinued operations and incorporates assumptions about the amount of future state and federal pretax operating income adjusted for items that do not have tax consequences. The assumptions about future taxable income require the use of significant judgment and are consistent with the plans and estimates the Company is using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company will consider the last two years and interim period of operating income (loss).

As of December, 31, 2020, we have federal and state income tax net operating loss (NOL) carryforwards of $3,955, $4,990, and $16,667; which will expire over the next twenty years in California.

The Company believes that it is more likely than not that the benefit from NOL carryforwards will not be realized. In recognition of this risk, the Company has provided a valuation allowance of $7,483 on the remaining deferred tax assets related to these NOL carryforwards. If our assumptions change and the Company determines that it will be able to realize these NOLs, the tax benefits related to any reversal of valuation allowance will be adjusted in the same period.

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations in multiple jurisdictions across its global operations. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

The Company (1) records unrecognized tax benefits as liabilities in accordance with ASC 740 and (2) adjust these liabilities when its judgment changes as a result of the evaluation of new information not previously available.

Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from its current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available.